Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Payments [Abstract]
Schedule of fair value of the share options
	Options- CEO	Options- Employees, Officers, Consultants	RSUs- Employees
Grant Month	March	May, June	May, June
Number of share options granted (ADSs)	294,828	3,247,000	778,000
Fair value at the grant date (thousands of USD)	182	4,254	2,065
Range of share price (USD)	1.09	0.839 – 2.67	2.12 – 2.67
Range of exercise price (USD)	1.09	0.70	0
Range of expected share price volatility	63.43%	67.77%-80.57%	NA
Range of estimated life (years)	7	4.00-7.00	NA
Range of weighted average of risk-free interest rate	0.36%	0.362%-0.625%	NA
Expected dividend yield	--	--	--